BUSINESS SEGMENTS (Revenues by Geographic Area of Customer) (Details) - USD ($) $ in Millions		3 Months Ended																12 Months Ended
		Dec. 31, 2015	[1]	Sep. 30, 2015	[1]	Jun. 30, 2015	[1]	Mar. 31, 2015	[1]	Dec. 31, 2014	[2]	Sep. 30, 2014	[2]	Jun. 30, 2014	[2]	Mar. 31, 2014	[2]	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Revenues by geographic area of customer [Line Items]
Revenues		$ 3,516		$ 3,382		$ 3,938		$ 3,771		$ 4,869		$ 5,317		$ 5,136		$ 4,679		$ 14,607	[1],[3]	$ 20,001	[2],[3]	$ 19,331	[3]
United States [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	6,842		10,307		8,825
Japan [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	1,246		1,573		2,125
Indonesia [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	1,054		1,792		1,651
Switzerland [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	618		658		816
Spain [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	960		1,020		1,056
China [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	688		790		983
India [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	532		286		429
Singapore [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	130		225		119
Chile [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	397		687		754
Turkey [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	200		327		231
Korea [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	177		203		198
Other [Member]
Revenues by geographic area of customer [Line Items]
Revenues	[3]																	$ 1,763		$ 2,133		$ 2,144

[1]	Includes charges of $48 million ($30 million to net loss attributable to common stockholders or $0.03 per share) in the first quarter, $95 million ($59 million to net loss attributable to common stockholders or $0.06 per share) in the second quarter, $74 million ($46 million to net loss attributable to common stockholders or $0.04 per share) in the third quarter, $102 million ($63 million to net loss attributable to common stockholders or $0.05 per share) in the fourth quarter and $319 million ($198 million to net loss attributable to common stockholders or $0.18 per share) for the year for net noncash mark-to-market losses on crude oil derivative contracts.
[2]	Includes credits (charges) of $15 million ($9 million to net income attributable to common stockholders or $0.01 per share) in the first quarter, $(7) million ($(4) million to net income attributable to common stockholders) in the second quarter, $122 million ($76 million to net income attributable to common stockholders or $0.07 per share) in the third quarter, $497 million ($309 million to net loss attributable to common stockholders or $0.30 per share) in the fourth quarter and $627 million ($389 million to net loss attributable to common stockholders or $0.37 per share) for the year for net noncash mark-to-market gains (losses) on crude oil and natural gas derivative contracts.
[3]	Revenues are attributed to countries based on the location of the customer.